CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Redeemable convertible preferred stock,Shares authorized	0	106,090,000	96,601,000
Redeemable convertible preferred stock,Shares issued	0	52,435,000	47,131,000
Redeemable convertible preferred stock,Shares outstanding	0	52,435,000	47,131,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Liquidation preference		$ 280,513	$ 192,396
Preferred stock, Shares authorized	10,000,000	10,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common Stock
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Shares authorized	500,000,000	169,300,000	160,000,000
Common stock, Shares issued	72,460,000	8,154,000	7,345,000
Common stock, Shares outstanding	72,460,000	8,154,000	7,345,000
Common Stock Non Voting
Common stock, par value		$ 0.00001	$ 0.00001
Common stock, Shares authorized		14,000,000	14,000,000
Common stock, Shares issued		0	0
Common stock, Shares outstanding		0	0